Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive loss	Retained earnings (deficit)	Total
Balance at beginning of period at Dec. 31, 2021	$ 5,628.5	$ 16.1	$ (104.3)	$ 484.9	$ 6,025.2
Net (loss) income				700.6	700.6
Other comprehensive loss, net of taxes			(128.7)		(128.7)
Total comprehensive income (loss)					571.9
Exercise of stock options	12.2	(2.7)			9.5
Share-based payments		8.6			8.6
Vesting of restricted share units	6.4	(6.4)
Transfer of gain on disposal of equity investments at FVTOCI			(0.7)	0.7
Dividend reinvestment plan	48.2				48.2
Dividends declared				(245.8)	(245.8)
Balance at end of period at Dec. 31, 2022	5,695.3	15.6	(233.7)	940.4	6,417.6
Net (loss) income				(466.4)	(466.4)
Other comprehensive loss, net of taxes			42.1		42.1
Total comprehensive income (loss)					(424.3)
Exercise of stock options	3.8	(0.9)			2.9
Share-based payments		5.9			5.9
Transfer of gain on disposal of equity investments at FVTOCI			(0.4)	0.4
Dividend reinvestment plan	29.1				29.1
Dividends declared				(262.1)	(262.1)
Balance at end of period at Dec. 31, 2023	$ 5,728.2	$ 20.6	$ (192.0)	$ 212.3	$ 5,769.1